FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2022
Fair value measurements of assets and liabilities [Abstract]
Disclosure of fair value measurement of assets and liabilities
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

(in millions)		Quoted Prices Identical Assets/ Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2021
Assets:
Cash equivalents(1)	$2,175	$2,150	$25	$—

Investments in equity instruments(2)	$17	$1	$—	$16

Derivatives(3)	$26	$—	$26	$—

Liabilities:
Derivatives(3)	$66	$—	$66	$—

June 30, 2022
Assets:
Cash equivalents(1)	$1,704	$1,679	$25	$—

Investments in equity instruments(2)	$17	$—	$—	$17

Derivatives(3)	$89	$—	$89	$—

Marketable securities(4)	$788	$788	$—	$—

Liabilities:
Derivatives(3)	$169	$—	$169	$—
(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2) Included in current and noncurrent receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position.
(3) Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and noncurrent financial assets on the Company’s interim condensed consolidated statements of financial position.

(4) Included in current assets and receivables, prepayments and other assets within noncurrent assets on the Company’s interim condensed consolidated statements of financial position.

Disclosure Of Financial Assets
The carrying and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table, classified according to the categories of financial liabilities at amortized cost (“FLAC”):

(in millions)		June 30, 2022		December 31, 2021
Financial Liabilities	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	FLAC	2,170	2,101	2,013	2,006
Total		$2,170	$2,101	$2,013	$2,006